Related Party Transactions and Balances - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 01, 2015 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($) Vessel	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($) Vessel	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2014	Aug. 11, 2014	Mar. 31, 2014
Related Party Transaction [Line Items]
Interest Expense, Related Party			$ 6,927,000	$ 3,136,000	$ 15,409,000	$ 3,359,000
Early termination fee received		$ 4,000,000
Due from affiliates			88,367,000		88,367,000			$ 81,271,000
Due to affiliates			312,400,000		312,400,000			$ 304,600,000
Conventional Tanker [Member]
Related Party Transaction [Line Items]
Early termination fee received					4,000,000
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Shipbuilding and supervision costs					11,900,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Guarantee fee			$ 1,800,000		$ 1,800,000
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			2		2
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			3		3
Affiliated Entity [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel					1
Convertible promissory note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance of convertible debt							$ 100,000,000
Six Month Loan [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party					$ 5,000,000
Outstanding principal balance of convertible debt							$ 100,000,000
Interest rate, percentage			10.00%		10.00%
Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party					$ 5,000,000
Due to affiliates			$ 200,000,000		$ 200,000,000
Interest rate, percentage			10.00%		10.00%
Logitel Offshore Holdings As [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition									100.00%	100.00%
Petrojarl Knarr Fpso [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition	100.00%
Entity acquired, purchase price	$ 529,400,000
Petrojarl Knarr Fpso [Member] | Convertible promissory note [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party					$ 3,200,000
Outstanding principal balance of convertible debt			$ 0		$ 0
Interest rate, percentage			6.50%		6.50%
ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition											100.00%
ALP Maritime Services B.V. [Member] | Towage segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel				6		6
Cash [Member] | Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Interest rate, percentage			5.00%		5.00%
Cash Equivalents [Member] | Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Interest rate, percentage			5.00%		5.00%
Financial Guarantee [Member]
Related Party Transaction [Line Items]
Maximum exposure			$ 495,000,000		$ 495,000,000